FAIR VALUE MEASUREMENTS, Level 3 Fair Value Measurement (Details)	Sep. 30, 2022 $ / shares	Jun. 30, 2022	Dec. 31, 2021	Aug. 10, 2021
CIK 0001846136 Riverview Acquisition Corp
Fair Value Measurements [Abstract]
Expected term		5 years	5 years
CIK 0001846136 Riverview Acquisition Corp | Public and Private Warrants [Member]
Fair Value Measurements [Abstract]
Expected term				5 years
CIK 0001846136 Riverview Acquisition Corp | Private Placement Warrants [Member]
Fair Value Measurements [Abstract]
Expected term		5 years	5 years
Measurement Input, Share Price [Member]
Fair Value Measurements [Abstract]
Measurement input	10.33
Measurement Input, Share Price [Member] | CIK 0001846136 Riverview Acquisition Corp | Public and Private Warrants [Member]
Fair Value Measurements [Abstract]
Measurement input				9.44
Measurement Input, Share Price [Member] | CIK 0001846136 Riverview Acquisition Corp | Private Placement Warrants [Member]
Fair Value Measurements [Abstract]
Measurement input		9.93	9.74
Measurement Input, Exercise Price [Member]
Fair Value Measurements [Abstract]
Measurement input	11.50
Measurement Input, Exercise Price [Member] | CIK 0001846136 Riverview Acquisition Corp | Public and Private Warrants [Member]
Fair Value Measurements [Abstract]
Measurement input				11.50
Measurement Input, Exercise Price [Member] | CIK 0001846136 Riverview Acquisition Corp | Private Placement Warrants [Member]
Fair Value Measurements [Abstract]
Measurement input		11.50	11.50
Measurement Input, Price Volatility [Member]
Fair Value Measurements [Abstract]
Measurement input	16.50
Measurement Input, Price Volatility [Member] | CIK 0001846136 Riverview Acquisition Corp | Public and Private Warrants [Member]
Fair Value Measurements [Abstract]
Measurement input				16.9
Measurement Input, Price Volatility [Member] | CIK 0001846136 Riverview Acquisition Corp | Private Placement Warrants [Member]
Fair Value Measurements [Abstract]
Measurement input		13.6	10.7
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurements [Abstract]
Measurement input	4.03
Measurement Input, Risk Free Interest Rate [Member] | CIK 0001846136 Riverview Acquisition Corp | Public and Private Warrants [Member]
Fair Value Measurements [Abstract]
Measurement input				0.87
Measurement Input, Risk Free Interest Rate [Member] | CIK 0001846136 Riverview Acquisition Corp | Private Placement Warrants [Member]
Fair Value Measurements [Abstract]
Measurement input		2.98	1.25
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurements [Abstract]
Measurement input	0.00
Measurement Input, Expected Dividend Rate [Member] | CIK 0001846136 Riverview Acquisition Corp | Public and Private Warrants [Member]
Fair Value Measurements [Abstract]
Measurement input				0.0
Measurement Input, Expected Dividend Rate [Member] | CIK 0001846136 Riverview Acquisition Corp | Private Placement Warrants [Member]
Fair Value Measurements [Abstract]
Measurement input		0.0	0.00